Note 16 - Contingencies, Environmental And Legal Matters (Details) - Changes in the Company’s AROs for the Successor and Predecessor 2013 Periods (USD $) In Millions, unless otherwise specified	9 Months Ended	12 Months Ended	10 Months Ended
	Dec. 31, 2013	Dec. 31, 2014	Oct. 31, 2013
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
Ending Balance	$ 4.8	$ 18.5
Successor [Member]
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
Beginning Balance	0	4.8
Acquisitions	4.8	13.2
Additional obligations incurred		0.5
Accretion expense		0.7
Payments		(0.2)
Foreign currency adjustments		(0.5)
Ending Balance	4.8	18.5
Predecessor [Member]
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
Beginning Balance			2.3
Settlements			(0.1)
Accretion expense			0.1
Foreign currency adjustments			(0.1)
Ending Balance			$ 2.2